UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $578,336 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      262     6615 SH       SOLE                        0        0     6615
AMERICAN EXPRESS CO            COM              025816109    22071   622939 SH       SOLE                        0     5050   617889
AT&T INC                       COM              00206R102    21703   777338 SH       SOLE                        0     6275   771063
AUTOMATIC DATA PROCESSING IN   COM              053015103    24605   575552 SH       SOLE                        0     4670   570882
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    26730     6082 SH       SOLE                        0       46     6036
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      522        4 SH       SOLE                        0        0        4
BOEING CO                      COM              097023105    10604   184908 SH       SOLE                        0     1440   183468
CANADIAN NATL RY CO            COM              136375102    27058   565706 SH       SOLE                        0     4904   560802
CHEVRON CORP NEW               COM              166764100    22022   267002 SH       SOLE                        0     2325   264677
DISNEY WALT CO                 COM DISNEY       254687106    25250   822744 SH       SOLE                        0     6720   816024
EMERSON ELEC CO                COM              291011104    16032   393045 SH       SOLE                        0     3010   390035
EXXON MOBIL CORP               COM              30231G102     1272    16380 SH       SOLE                        0        0    16380
FISERV INC                     COM              337738108    23118   488544 SH       SOLE                        0     3930   484614
FRANKLIN RES INC               COM              354613101    22851   259282 SH       SOLE                        0     2070   257212
GENL AMERN INVS PREF B         Preferred B      368802401     1929    95499 SH       SOLE                        0     1710    93789
GENUINE PARTS CO               COM              372460105    23645   588040 SH       SOLE                        0     4790   583250
GRAINGER W W INC               COM              384802104    30324   348674 SH       SOLE                        0     2965   345709
ILLINOIS TOOL WKS INC          COM              452308109    22057   496230 SH       SOLE                        0     4005   492225
JOHNSON & JOHNSON              COM              478160104    27931   403163 SH       SOLE                        0     3380   399783
MCDONALDS CORP                 COM              580135101    21047   341114 SH       SOLE                        0     3330   337784
MICROSOFT CORP                 COM              594918104    24110   903328 SH       SOLE                        0     7240   896088
NESTLE S A REG B ADR           SPONSORED ADR    641069406    10173   236659 SH       SOLE                        0     4367   232292
NESTLE S A REG ORD             Ordinary         H57312466    12926   300695 SH       SOLE                        0        0   300695
NIKE INC                       CL B             654106103    11396   170350 SH       SOLE                        0     1425   168925
NOKIA CORP                     SPONSORED ADR    654902204    16632   891795 SH       SOLE                        0     7005   884790
NOVARTIS A G                   SPONSORED ADR    66987V109    24355   460921 SH       SOLE                        0     3770   457151
QUALCOMM INC                   COM              747525103      273     6350 SH       SOLE                        0        0     6350
ROCKWELL COLLINS INC           COM              774341101    11367   236370 SH       SOLE                        0     1900   234470
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    26879   503074 SH       SOLE                        0     4290   498784
SCHLUMBERGER LTD               COM              806857108    21684   277682 SH       SOLE                        0     2225   275457
SUNCOR ENERGY INC              COM              867229106    24465   580565 SH       SOLE                        0     4705   575860
SYSCO CORP                     COM              871829107    15801   512525 SH       SOLE                        0     2340   510185
WALGREEN CO                    COM              931422109     7242   233918 SH       SOLE                        0     1330   232588